Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Useful Lives Assigned to Property and Equipment
Useful lives assigned to property and equipment are as follows:

Laboratory equipment	3 years to 5 years
Computer hardware	3 years
Furniture and fixtures	3 years
Office equipment	3 years to 5 years
Leasehold improvements	Shorter of estimated useful life or remaining lease term
Property and equipment consisted of the following:

(in thousands)	December 31, 2021	December 31, 2020
Laboratory equipment	$4,032	$2,256
Leasehold improvements	8	169
Computer hardware	157	105
Furniture, fixtures and office equipment	1	126
Construction in progress	279	—
	4,477	2,656
Less: Accumulated depreciation	(1,994)	(1,285)
Total	$2,483	$1,371